Statements Of Stockholders' Equity (Unaudited) - USD ($)	Total	Accumulated other comprehensive income	Accumulated Deficit	Preferred Stock	Common Stock	Common Stock To Be Issued	Additional Paid-In Capital
Balance, shares at Dec. 31, 2019				2,618,251	9,516,329	3,224,949
Balance, amount at Dec. 31, 2019	$ (335,952)	$ 0	$ (17,502,305)	$ 2,618	$ 9,516	$ 3,225	$ 17,150,994
Shares of common stock from prior period issued, shares				0	3,224,949	(3,224,949)
Shares of common stock from prior period issued, amount	0	0	0	$ 0	$ 3,225	$ (3,225)	0
Sale of Series E Preferred Stock, shares				125,000	0	0
Sale of Series E Preferred Stock, amount	12,500	0	0	$ 125	$ 0	$ 0	12,375
Series D Preferred stock issued in merger with Transworld Enterprises, Inc., shares				1,000,000	0	0
Series D Preferred stock issued in merger with Transworld Enterprises, Inc., amount	1,529,161	0	0	$ 1,000	$ 0	$ 0	1,528,161
Series F Preferred stock issued in merger with Transworld Enterprises, Inc., shares				1,000,000	0	0
Series F Preferred stock issued in merger with Transworld Enterprises, Inc., amount	1,528,950	0	0	$ 1,000	$ 0	$ 0	1,527,950
Series G Preferred stock issued in connection with Convertible Notes, shares				8	0	0
Series G Preferred stock issued in connection with Convertible Notes, amount	2,361,098	0	0	$ 0	$ 0	$ 0	2,361,098
Series B Preferred stock cancelled, shares				(200,000)	0	0
Series B Preferred stock cancelled, amount	0	0	0	$ (200)	$ 0	$ 0	200
Series C Preferred stock cancelled, shares				(2,000,000)	0	0
Series C Preferred stock cancelled, amount	0	0	0	$ (2,000)	$ 0	$ 0	2,000
Loss on modification of debt, shares				0
Loss on modification of debt, amount	98,825	0	0	$ 0	$ 0	$ 0	98,825
Sale of common stock, shares				0	0	8,700,000
Sale of common stock, amount	2,175,000	0	0	$ 0	$ 0	$ 8,700	2,166,300
Common stock issued for Get Charged, Inc. acquisition, shares				0	55,276,274
Common stock issued for Get Charged, Inc. acquisition, amount	25,908,014	0	0	$ 0	$ 55,276	$ 0	25,852,738
Common stock to be issued for Get Charged, Inc. acquisition, shares				0		4,725,750
Common stock to be issued for Get Charged, Inc. acquisition, amount	2,291,989	0	0	$ 0	$ 0	$ 4,726	2,287,263
Series D Preferred stock converted into common, shares				(1,000,000)	63,711,968	0
Series D Preferred stock converted into common, amount	0	0	0	$ (1,000)	$ 63,712	$ 0	(62,712)
Series E Preferred stock converted into common, shares				(543,251)	1,086,502	0
Series E Preferred stock converted into common, amount	0	0	0	$ (543)	$ 1,087	$ 0	(544)
Conversion of Series G Preferred stock to common stock, shares				(8)	6,199,135	0
Conversion of Series G Preferred stock to common stock, amount	0	0	0	$ 0	$ 6,199	$ 0	(6,199)
Common stock issued to satisfy liability, shares				0	100,000	0
Common stock issued to satisfy liability, amount	69,000	0	0	$ 0	$ 100	$ 0	68,900
Common stock issued with convertible debt, shares				0	903,226	0
Common stock issued with convertible debt, amount	213,407	0	0	$ 0	$ 903	$ 0	212,504
Stock based compensation, shares				0	0	0
Stock based compensation, amount	2,326,298	0	0	$ 0	$ 0	$ 0	2,326,298
Stock issuance costs, shares				0	0	0
Stock issuance costs, amount	(2,100,000)	0	0	$ 0	$ 0	$ 0	(2,100,000)
Warrants issued to placement agents, shares				0	0	0
Warrants issued to placement agents, amount	15,500,000	0	0	$ 0	$ 0	$ 0	15,500,000
Warrants issued with convertible debt, shares				0	0	0
Warrants issued with convertible debt, amount	217,197	0	0	$ 0	$ 0	$ 0	217,197
Beneficial conversion feature, shares				0	0	0
Beneficial conversion feature, amount	3,439,874	0	0	$ 0	$ 0	$ 0	3,439,874
Net loss, amount	$ (34,642,641)	60,375	(34,642,641)	$ 0	$ 0	$ 0	0
Exercise of warrants, shares	0
Balance, shares at Dec. 31, 2020				1,000,000	140,018,383	13,425,750
Balance, amount at Dec. 31, 2020	$ 20,653,095	60,375	(52,144,946)	$ 1,000	$ 140,018	$ 13,426	72,583,222
Shares of common stock from prior period issued, shares					8,700,000	(8,700,000)
Shares of common stock from prior period issued, amount	0	0	0	0	$ 8,700	$ (8,700)	0
Net loss, amount	(1,598,563)	(19,456)	(1,579,107)	0	$ 0	0	0
Common stock issued for services, shares					66,092
Common stock issued for services, amount	167,348	0	0	0	$ 66	$ 0	167,282
Conversion of debt and accrued interest, shares					644,499	3,478,795
Conversion of debt and accrued interest, amount	1,010,650	0	0	0	$ 644	$ 3,479	1,006,527
Stock-based compensation expense	4,563,197	0	0	0	0	0	4,563,197
Adjustment to par value	0	0	0	$ 0	$ 0	$ 0	0
Balance, shares at Mar. 31, 2021				1,000,000	149,428,974	8,204,545
Balance, amount at Mar. 31, 2021	24,795,727	40,919	(53,724,053)	$ 1,000	$ 149,428	$ 8,205	78,320,228
Balance, shares at Dec. 31, 2020				1,000,000	140,018,383	13,425,750
Balance, amount at Dec. 31, 2020	20,653,095	60,375	(52,144,946)	$ 1,000	$ 140,018	$ 13,426	72,583,222
Net loss, amount	(11,664,083)
Balance, shares at Jun. 30, 2021				1,000,000	152,279,063	5,421,456
Balance, amount at Jun. 30, 2021	27,394,374	(21,711)	(63,809,030)	$ 1,000	$ 152,278	$ 5,422	91,066,415
Balance, shares at Dec. 31, 2020				1,000,000	140,018,383	13,425,750
Balance, amount at Dec. 31, 2020	20,653,095	60,375	(52,144,946)	$ 1,000	$ 140,018	$ 13,426	72,583,222
Shares of common stock from prior period issued, shares				0	11,483,089	(11,483,089)
Shares of common stock from prior period issued, amount	0	0	0	$ 0	$ 11,483	$ (11,483)	0
Net loss, amount	(51,668,971)	(92,664)	(51,668,971)	$ 0	$ 0	$ 0	0
Common stock issued for services, shares				0	156,530	0
Common stock issued for services, amount	353,903	0	0	$ 0	$ 156	$ 0	353,747
Conversion of debt and accrued interest, shares				0	644,499	4,645,236
Conversion of debt and accrued interest, amount	1,302,260	0	0	$ 0	$ 644	$ 4,646	1,296,970
Stock-based compensation expense	31,233,271	0	0	0	0	0	31,233,271
Warrants issued in connection with debt, amount	2,654,300	0	0	$ 0	$ 0	$ 0	2,654,300
Derivative liability reclassed to equity, shares				0	0	0
Derivative liability reclassed to equity, amount	750,000	0	0	$ 0	$ 0	$ 0	750,000
Cancellation of stock options, shares				0	0	0
Cancellation of stock options, amount	(939,630)	0	0	$ 0	$ 0	$ 0	(939,630)
Restricted stock units, shares				0	0	0
Restricted stock units, amount	329,244	0	0	$ 0	$ 0	$ 0	329,244
Buyback of treasury stock, shares				0	(76,178)	0
Buyback of treasury stock, amount	(144,871)	0	0	$ 0	$ (76)	$ 0	(144,795)
Common stock issued for acquisition, shares				0	1,285,715	0
Common stock issued for acquisition, amount	4,538,574	0	0	$ 0	$ 1,286	$ 0	4,537,288
Series A Preferred Stock converted to common stock, shares				(1,000,000)	30,754,896	0
Series A Preferred Stock converted to common stock, amount	0	0	0	$ (1,000)	$ 30,755	$ 0	(29,755)
Issuance of Series C Preferred Stock, shares				2,370,370	0	0
Issuance of Series C Preferred Stock, amount	7,407,407	0	0	$ 237	$ 0	$ 0	7,407,170
Fair value of beneficial conversion feature, shares				0	0	0
Fair value of beneficial conversion feature, amount	3,550,747	0	0	$ 0	$ 0	$ 0	3,550,747
Warrants issued in connection with Series C Preferred Stock, shares				0	0	0
Warrants issued in connection with Series C Preferred Stock, amount	$ 3,116,054	0	0	$ 0	$ 0	$ 0	3,116,054
Deemed dividend in connection with Series C Preferred Stock, shares				0	0	0
Deemed dividend in connection with Series C Preferred Stock, amount		0	(7,407,407)	$ 0	$ 0	$ 0	0
Dividend paid on Series B Preferred Stock, shares				0	0	0
Dividend paid on Series B Preferred Stock, amount		0	(168,205)	$ 0	$ 0	$ 0	0
Adjustment to par value, shares				0	0	0
Adjustment to par value, amount		0	0	$ 0	$ (165,840)	$ (5,931)	171,771
Exercise of warrants, shares	0
Balance, shares at Dec. 31, 2021				2,370,370	184,266,934	6,587,897
Balance, amount at Dec. 31, 2021	$ 15,467,107	(32,289)	(111,389,529)	$ 237	$ 18,426	$ 658	126,869,604
Balance, shares at Mar. 31, 2021				1,000,000	149,428,974	8,204,545
Balance, amount at Mar. 31, 2021	24,795,727	40,919	(53,724,053)	$ 1,000	$ 149,428	$ 8,205	78,320,228
Net loss, amount	(10,084,977)	(62,630)	(10,084,977)
Common stock issued for services, shares					67,000
Common stock issued for services, amount	111,555			0	$ 67		111,488
Stock-based compensation expense	9,230,399						9,230,399
Shares of common stock from prior period issued, shares					2,783,089	(2,783,089)
Shares of common stock from prior period issued, amount	0	0	0	$ 0	$ 2,783	$ (2,783)	0
Warrants issued in connection with debt	2,654,300						2,654,300
Derivative liability reclassed to equity	750,000						750,000
Balance, shares at Jun. 30, 2021				1,000,000	152,279,063	5,421,456
Balance, amount at Jun. 30, 2021	27,394,374	(21,711)	(63,809,030)	$ 1,000	$ 152,278	$ 5,422	91,066,415
Balance, shares at Dec. 31, 2021				2,370,370	184,266,934	6,587,897
Balance, amount at Dec. 31, 2021	15,467,107	(32,289)	(111,389,529)	$ 237	$ 18,426	$ 658	126,869,604
Net loss, amount	(13,139,797)	105	(13,139,902)	0	$ 0	0	0
Common stock issued for acquisition, shares					5,201,863
Common stock issued for acquisition, amount	17,530,278	0	0	0	$ 520	0	17,529,758
Deemed dividend in connection with Series C Preferred Stock, amount	(3,856,000)	0	(3,856,000)	0	0	0	0
Stock-based compensation expense	10,743,632	0	0	0	0	0	10,743,632
Declaration of preferred dividends	(266,984)	0	(266,984)	$ 0	0	0	0
Series C Preferred Stock, shares				3,856,000
Series C Preferred Stock, amount	12,050,000	0	0	$ 386	0	0	12,049,614
Beneficial conversion feature arising from preferred stock	2,651,000	0	0	0	$ 0	0	2,651,000
Conversion of debt into common stock, shares					319,950
Conversion of debt into common stock, amount	79,990	0	0	$ 0	$ 33	$ 0	79,957
Balance, shares at Mar. 31, 2022				6,226,370	189,788,747	6,587,897
Balance, amount at Mar. 31, 2022	41,259,226	(32,184)	(128,652,415)	$ 623	$ 18,979	$ 658	169,923,565
Balance, shares at Dec. 31, 2021				2,370,370	184,266,934	6,587,897
Balance, amount at Dec. 31, 2021	15,467,107	(32,289)	(111,389,529)	$ 237	$ 18,426	$ 658	126,869,604
Net loss, amount	(32,782,154)
Balance, shares at Jun. 30, 2022				1,177,023	206,082,652
Balance, amount at Jun. 30, 2022	7,235,122	(32,859)	(175,232,712)	$ 118	$ 20,608	$ 0	182,479,967
Balance, shares at Mar. 31, 2022				6,226,370	189,788,747	6,587,897
Balance, amount at Mar. 31, 2022	41,259,226	(32,184)	(128,652,415)	$ 623	$ 18,979	$ 658	169,923,565
Net loss, amount	(19,642,252)	(675)	(19,642,252)	0	0	0	0
Stock-based compensation expense	9,342,734	0	0	0	0	0	9,342,734
Declaration of preferred dividends	(352,827)	0	(352,827)	$ 0	0	0	0
Series D Preferred Stock, shares				1,177,023
Series D Preferred Stock, amount	12,498,889	0	0	$ 118	$ 0	0	12,498,771
Common stock issued for private placement, shares					1,428,575
Common stock issued for private placement, amount	4,695,864	0	0	0	$ 143	0	4,695,721
Issuance of warrants for private placement	5,304,161	0	0	0	$ 0	$ 0	5,304,161
Issuance of shares committed in prior period, shares					1,862,146	(1,862,146)
Issuance of shares committed in prior period, amount	0	0	0	0	$ 186	$ (186)	0
Settlement of holdback shares for acquisition, shares					4,725,748	(4,725,748)
Settlement of holdback shares for acquisition, amount	$ 1	0	0	0	$ 472	$ (471)	0
Exercise of warrants, shares	10,000				5,973,515
Exercise of warrants, amount	$ 1,072,424	0	0	0	$ 597	0	1,071,827
Exercise of stock options, shares					10,000
Exercise of stock options, amount	20,000	0	0	0	$ 1	0	19,999
Exercise of restricted stock units, shares					138,327
Exercise of restricted stock units, amount	14	0	0	0	$ 14	0
Conversion of Series B Preferred into common stock, shares					2,155,594
Conversion of Series B Preferred into common stock, amount	6,165,000	0	0	$ 0	$ 216	0	6,164,784
Classification of Preferred C to Mezzanine Equity, shares				(6,226,370)
Classification of Preferred C to Mezzanine Equity, amount	(12,684,917)	0	6,256,100	$ (623)	0	0	(18,940,395)
Deemed dividend in connection with reclass of warrants to Derivative Liability	(40,442,518)	0	(32,841,317)	0	0	$ 0	(7,601,201)
Other, shares						3
Other, amount	(1)	0	(1)	$ 0	$ 0	$ (1)	1
Balance, shares at Jun. 30, 2022				1,177,023	206,082,652
Balance, amount at Jun. 30, 2022	$ 7,235,122	$ (32,859)	$ (175,232,712)	$ 118	$ 20,608	$ 0	$ 182,479,967